united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
	Shares		Value
		COMMON STOCK - 36.0%
		BANKS - 0.9%
	3,900	Bank of America Corp.	$113,412

		COSMETICS/PERSONAL CARE - 6.3%
	7,800	Procter & Gamble Co.	768,690

		DIVERSIFIED FINANCIAL SERVICES - 3.1%
	2,600	Visa, Inc.	385,112

		INTERNET - 1.1%
	800	Facebook, Inc. *	129,160

		OIL & GAS - 2.2%
	2,300	Chevron Corp.	275,034

		PHARMACEUTICALS - 4.5%
	4,000	Johnson & Johnson	546,560

		RETAIL - 7.7%
	9,600	Walmart, Inc.	950,304

		SEMICONDUCTORS - 5.0%
	11,700	Intel Corp.	619,632

		SOFTWARE - 5.2%
	5,700	Microsoft Corp.	638,571

		TOTAL COMMON STOCK (Cost - $4,291,221)	4,426,475

		SHORT-TERM INVESTMENT - 29.1%
		MONEY MARKET FUND - 29.1%
	3,569,219	Federated Government Obligations Fund - Institutional Shares, 2.28% **+	3,569,219
		TOTAL SHORT-TERM INVESTMENT (Cost - $3,569,219)

		TOTAL INVESTMENT - 65.1% (Cost - $7,860,440)	$7,995,694
		OTHER ASSETS LESS LIABILITIES - NET - 34.9%	4,279,572
		NET ASSETS - 100.0%	$12,275,266

*	Non-income producing security
**	Money Market Fund; rate reflects seven-day effective yield on February 28, 2019.
+	A portion of this investment is a holding of IQSF Fund Limited.

	TOTAL RETURN SWAP
	Notional Value at February 28, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
	19,217,660	Richmond Global Basket Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the Richmond Global Basket	3/3/2023	$(891,549)
				Total Net Unrealized Depreciation on Swap Contract			$(891,549)
+	This investment is a holding of IQSF Fund Limited.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

	Total Return Swap Top Holdings ^
	FUTURES CONTRACTS
	Short Positions
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at Feburary 28, 2019	Unrealized Appreciation/ (Depreciation)	Weighted %
	5	10 year US Treasury Notes Future	Deutsche Bank	Jun-19	552,093	1,357	(0.2)
	6	2 year Euro-Schatz Future	Deutsche Bank	Mar-19	705,586	(15)	0.0
	3	2 year Euro-Schatz Future	Deutsche Bank	Jun-19	319,238	99	(0.0)
	14	5 year US Treasury Notes Future	Deutsche Bank	Jun-19	1,580,942	4,264	(0.5)
	3	AUD/USD	Deutsche Bank	Mar-19	216,921	1,000	(0.1)
	13	CAD/USD	Deutsche Bank	Mar-19	1,002,463	(13,669)	1.5
	6	CHF/USD	Deutsche Bank	Mar-19	792,502	7,349	(0.8)
	8	CME E-Mini Russell 2000 Index	Deutsche Bank	Mar-19	654,967	(37,272)	4.2
	21	Corn Future	Deutsche Bank	Jul-19	391,873	13,799	(1.5)
	2	EUR/GBP	Deutsche Bank	Mar-19	234,299	3,122	(0.4)
	10	EUR/USD	Deutsche Bank	Mar-19	1,484,674	86	(0.0)
	19	Eurodollar	Deutsche Bank	Dec-20	4,632,418	(19,964)	2.2
	1	Eurodollar	Deutsche Bank	Jun-21	213,665	103	(0.0)
	2	Euro-OAT Futures	Deutsche Bank	Jun-19	296,392	164	(0.0)
	11	JPY/USD	Deutsche Bank	Mar-19	1,206,624	14,720	(1.7)
	8	Lean Hog Future	Deutsche Bank	Jun-19	252,765	(1,014)	0.1
	19	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Apr-19	1,116,428	188,342	(21.1)
	13	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Nov-19	788,849	13,250	(1.5)
	4	Nikkei 225 Future	Deutsche Bank	Mar-19	451,822	(16,581)	1.9
	3	NY Harbour ULSD Future	Deutsche Bank	Jun-19	214,153	(2,441)	0.3
	22	Soybeans Future	Deutsche Bank	Nov-19	1,051,654	3,496	(0.4)

	Long Positions
		Description
	11	10 year Australian Treasury Bond Future	Deutsche Bank	Mar-19	8,279,806	21,514	(2.4)
	8	10 year Canadian Govt Bond Future	Deutsche Bank	Jun-19	835,150	(2,651)	0.3
	7	10 year Italian Bond Future	Deutsche Bank	Mar-19	1,024,805	29,899	(3.4)
	2	10 year Italian Bond Future	Deutsche Bank	Jun-19	264,047	70	(0.0)
	3	10 year Japanese Government Bond Future	Deutsche Bank	Mar-19	3,930,769	12,631	(1.4)
	5	2 year US Treasury Notes Future	Deutsche Bank	Jun-19	1,098,513	(424)	0.0
	12	3 month Euro (EURIBOR)	Deutsche Bank	Sep-19	3,403,691	1,008	(0.1)
	3	3 month Euro (EURIBOR)	Deutsche Bank	Mar-20	928,313	(173)	0.0
	1	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	368,561	(4)	0.0
	2	3 month Euro (EURIBOR)	Deutsche Bank	Sep-20	637,929	162	(0.0)
	3	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	951,921	45	(0.0)
	3	3 month Sterling	Deutsche Bank	Jun-19	461,953	168	(0.0)
	14	3 month Sterling	Deutsche Bank	Sep-19	2,255,808	351	(0.0)
	34	3 month Sterling	Deutsche Bank	Dec-19	5,594,469	900	(0.1)
	10	3 month Sterling	Deutsche Bank	Mar-20	1,657,565	(2,519)	0.3
	2	3 month Sterling	Deutsche Bank	Jun-20	409,136	24	(0.0)
	3	3 month Sterling	Deutsche Bank	Sep-20	507,292	210	(0.0)
	2	3 month Sterling	Deutsche Bank	Dec-20	305,285	11	(0.0)
	3	3 year Australian Treasury Bond Future	Deutsche Bank	Mar-19	735,729	806	(0.1)
	2	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-19	327,924	79	(0.0)
	10	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-19	1,759,026	708	(0.1)
	12	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-19	2,062,598	4,578	(0.5)
	1	DAX Index Future	Deutsche Bank	Mar-19	317,187	7,638	(0.9)
	79	DJ EURO STOXX Banks Future	Deutsche Bank	Mar-19	443,578	34,316	(3.8)
	4	E-mini Dow	Deutsche Bank	Mar-19	547,571	18,122	(2.0)
	11	EURO STOXX 50 Index Future	Deutsche Bank	Mar-19	411,078	18,236	(2.0)
	3	Euro-BOBL Future	Deutsche Bank	Mar-19	450,513	3,193	(0.4)
	6	Euro-BUND Future	Deutsche Bank	Mar-19	1,137,094	43,688	(4.9)
	4	Euro-BUND Future	Deutsche Bank	Jun-19	659,382	40	(0.0)
	1	Euro-BUXL Future	Deutsche Bank	Mar-19	311,581	19,613	(2.2)
	2	Eurodollar	Deutsche Bank	Jun-19	445,252	236	(0.0)
	27	Eurodollar	Deutsche Bank	Sep-19	6,607,359	4,152	(0.5)
	33	Eurodollar	Deutsche Bank	Dec-19	8,011,505	27,190	(3.0)
	1	Eurodollar	Deutsche Bank	Mar-20	239,548	63	(0.0)
	1	Eurodollar	Deutsche Bank	Sep-20	222,903	121	(0.0)
	4	Euro-OAT Futures	Deutsche Bank	Mar-19	667,467	12,372	(1.4)
	4	FTSE 100 Index Future	Deutsche Bank	Mar-19	400,827	4,613	(0.5)
	3	GBP/USD	Deutsche Bank	Mar-19	254,521	(11,208)	1.3
	12	Gold	Deutsche Bank	Apr-19	1,611,311	24,317	(2.7)
	1	Hang Seng Index	Deutsche Bank	Mar-19	251,987	434	(0.0)
	27	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Mar-19	1,570,772	(146,303)	16.4
	7	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-19	408,464	17,515	(2.0)
	13	Live Cattle Future	Deutsche Bank	Aug-19	601,430	1,910	(0.2)
	5	Long Gilt Future	Deutsche Bank	Jun-19	913,378	(13,027)	1.5
	4	Mini Japanese Goverment Bond Future	Deutsche Bank	Mar-19	513,377	(453)	0.1
	6	MSCI Taiwan Index Future	Deutsche Bank	Mar-19	224,090	(2,194)	0.2
	6	Nikkei 225 (JPY) Future	Deutsche Bank	Mar-19	559,292	16,711	(1.9)
	3	NY Harbour ULSD Future	Deutsche Bank	Mar-19	249,997	1,125	(0.1)
	24	Soybeans Future	Deutsche Bank	May-19	1,094,242	(1,700)	0.2
	1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	275,275	164	(0.0)
	1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-19	199,058	136	(0.0)
	7	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-19	1,337,681	2,265	(0.3)
	2	TOPIX Future	Deutsche Bank	Mar-19	246,698	2,993	(0.3)
					Subtotal	313,866

^	This investment is not a direct holding of IQSF Fund Limited. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/Receive	Value	In Exchange For	Foreign Currency Value	U.S. Dollar Value		Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	3/26/2019	Deutsche Bank	CAD	434,197	USD	329,187	328,563		(624)	0.1
	3/14/2019	Deutsche Bank	CHF	325,723	USD	348,367	348,367		-	-
	3/26/2019	Deutsche Bank	CHF	429,363	USD	430,158	428,685		(1,473)	0.2
	7/9/2019	Deutsche Bank	CHF	334,432	EUR	278,693	244,717	*	(71)	0.0
	3/8/2019	Deutsche Bank	GBP	344,447	EUR	400,520	352,665	*	1,007	(0.1)
	3/20/2019	Deutsche Bank	HKD	1,771,162	USD	226,863	227,935		1,071	(0.1)
	4/2/2019	Deutsche Bank	HKD	3,692,686	USD	464,489	464,489		-	-
	4/2/2019	Deutsche Bank	HKD	1,823,119	USD	232,244	232,103		(141)	0.0
	9/18/2019	Deutsche Bank	HKD	3,600,369	USD	452,877	452,877		-	-
	9/18/2019	Deutsche Bank	HKD	1,777,541	USD	226,438	226,328		(111)	0.0
	1/20/2020	Deutsche Bank	HKD	2,963,439	USD	371,591	371,591		-	-
	3/4/2019	Deutsche Bank	JPY	54,146,218	EUR	429,677	377,099	*	(330)	0.0
	3/4/2019	Deutsche Bank	JPY	44,248,558	USD	398,508	400,441		1,933	(0.2)
	3/4/2019	Deutsche Bank	JPY	37,975,770	EUR	301,395	264,629	*	(101)	0.0
	3/13/2019	Deutsche Bank	KRO	-	KRO	606,754	683,180,256	*	539	(0.1)
	3/14/2019	Deutsche Bank	KRO	-	KRO	5,159,627	5,809,530,956	*	4,585	(0.5)
	3/15/2019	Deutsche Bank	KRO	-	KRO	966,876	1,086,730,664	*	(859)	0.1
	4/11/2019	Deutsche Bank	KRO	230,316,879	USD	205,129	205,303		175	(0.0)
	6/19/2019	Deutsche Bank	MXN	5,795,336	USD	263,106	295,834		32,727	(3.7)
	4/2/2019	Deutsche Bank	TWD	6,584,129	USD	209,020	209,063		43	(0.0)
	3/4/2019	Deutsche Bank	USD	176,094	AUD	246,542	246,793		251	(0.0)
	3/8/2019	Deutsche Bank	USD	278,693	EUR	232,244	232,244		-	-
	3/22/2019	Deutsche Bank	USD	4,849,689	EUR	4,262,653	4,261,909		(745)	0.1
	3/22/2019	Deutsche Bank	USD	728,040	AUD	1,023,555	1,023,366		(190)	0.0
	3/26/2019	Deutsche Bank	USD	490,025	NZD	718,232	718,885		653	(0.1)
	3/26/2019	Deutsche Bank	USD	352,743	AUD	495,396	495,694		298	(0.0)
	3/26/2019	Deutsche Bank	USD	499,112	EUR	438,744	440,091		1,346	(0.2)
	4/17/2019	Deutsche Bank	USD	444,167	EUR	348,367	348,367		-	-
							Subtotal		39,983

						All Other Investments			(1,245,398)
					Total Unrealized Depreciation of Swap				(891,549)

^	This investment is not a direct holding of IQSF Fund Limited. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
*	U.S. Dollar Value translation at February 28, 2019.

AUD - Austrailian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	KRO - South Korean Won
CHF - Swiss Franc	MXN - Mexican Peso
EUR - Euro	NZD - New Zealand Dollar
GBP - Pound Sterling	TWD- Taiwan Dollar
HKD- Hong Kong Dollar	USD - U.S. Dollar

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the inputs used as of February 28, 2019 for the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,426,475	$-	$-	$4,426,475
Money Market Fund	3,569,219	-	-	3,569,219
Total	$7,995,694	$-	$-	$7,995,694

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contract	$-	$891,549	$-	$891,549
Total	$-	$891,549	$-	$891,549

There were no transfers between any Level during the period ended February 28, 2019.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classification.

At February 28, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$7,873,687	$142,021	$(6,767)	$135,254

Consolidation of Subsidiaries: The consolidated financial statements of the IQ-Striquer Fund include IQSF Fund Limited (“IQSF”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. IQSF commenced operations on March 5, 2018.
A summary of the IQ-Striquer Fund’s investments in IQSF is as follows:

IQSF Fund Limited (IQSF)
February 28, 2019

		Fair Value of IQSF		$2,718,264
		Other Assets		$-
		Total Net Assets		$2,718,264

	Percentage of the Fund's Total Net Assets			22.1%

For tax purposes, IQSF is an exempted Cayman investment company. IQSF received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, IQSF is a controlled foreign corporation, which generates and is allocated, no income that is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, IQSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Swap Agreements - The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

IQSF maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.

Futures Contracts - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of February 28, 2019 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period serve as indicators of the volume of derivative activity for the fund.

The following is a summary of the Fund's notional value, net unrealized appreciation/depreciation, and realized gain/losses from the swap as of February 28, 2019:

Net Unrealized Depreciation	Net Realized Gain	Notional
$(891,549)	$-	$19,217,660

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/19

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/26/19